Unconsolidated Structured Entity_The Size Of The Unconsolidated Structured Entities And The Risks Associated With Its Interests In Unconsolidated Structured Entities(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Nature
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		₩ 273,421,899,000,000		₩ 157,277,272,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		20,722,296,000,000		14,809,956,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,298,436,000,000		1,279,025,000,000
Maximum exposure to loss	[1]	28,285,361,000,000		21,644,487,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	20,722,296,000,000		14,809,956,000,000
Purchase and investment commitments	[1]	2,265,890,000,000		2,333,917,000,000
Unused credit	[1]	3,529,153,000,000		2,734,754,000,000
Payment guarantee and lan commitments	[1]	₩ 1,768,022,000,000		₩ 1,765,860,000,000
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities	[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 2,897,495,000,000		₩ 778,388,000,000
Nature | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		1,254,000,000		110,000,000
Nature | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,914,872,000,000		3,726,785,000,000
Nature | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		12,649,045,000,000		10,056,529,000,000
Nature | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		202,816,000,000		227,931,000,000
Nature | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		56,814,000,000		20,213,000,000
Nature | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,282,773,000,000		1,278,367,000,000
Nature | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		4,279,000,000
Nature | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		11,384,000,000		658,000,000
Asset-backed securitization
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		128,573,461,000,000		95,829,740,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		9,949,392,000,000		7,701,977,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		497,668,000,000		528,699,000,000
Maximum exposure to loss	[1]	13,595,034,000,000		11,419,706,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	9,949,392,000,000		7,701,977,000,000
Purchase and investment commitments	[1]	964,106,000,000		726,375,000,000
Unused credit	[1]	2,299,236,000,000		2,701,254,000,000
Payment guarantee and lan commitments	[1]	₩ 382,300,000,000		₩ 290,100,000,000
Methods of determining the maximum exposure to loss		Providing lines of credit and purchase commitments		Providing lines of credit and purchase commitments
Asset-backed securitization | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 2,277,080,000,000		₩ 677,658,000,000
Asset-backed securitization | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		1,136,000,000		110,000,000
Asset-backed securitization | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		833,380,000,000		610,623,000,000
Asset-backed securitization | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,826,097,000,000		6,406,641,000,000
Asset-backed securitization | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Asset-backed securitization | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		11,699,000,000		6,945,000,000
Asset-backed securitization | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		484,889,000,000		528,041,000,000
Asset-backed securitization | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,487,000,000
Asset-backed securitization | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		11,292,000,000		658,000,000
Project Financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		33,153,741,000,000		22,529,407,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,458,810,000,000		2,948,578,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		755,286,000,000		703,049,000,000
Maximum exposure to loss	[1]	4,854,532,000,000		4,424,338,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	3,458,810,000,000		2,948,578,000,000
Purchase and investment commitments		0		0
Unused credit		10,000,000,000	[1]	0
Payment guarantee and lan commitments	[1]	₩ 1,385,722,000,000		₩ 1,475,760,000,000
Methods of determining the maximum exposure to loss		Loan commitments, investment agreements, purchase commitments and acceptances and guarantees		Loan commitments, investment agreements, purchase commitments and acceptances and guarantees
Project Financing | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 73,157,000,000		₩ 75,477,000,000
Project Financing | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Project Financing | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,366,675,000,000		2,860,776,000,000
Project Financing | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		13,104,000,000		8,595,000,000
Project Financing | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		728,000,000
Project Financing | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		5,874,000,000		3,002,000,000
Project Financing | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		755,242,000,000		703,049,000,000
Project Financing | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0
Project Financing | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		44,000,000		0
Trust
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		482,900,000,000		588,267,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		92,772,000,000		64,155,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Maximum exposure to loss	[1]	92,772,000,000		64,155,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	92,772,000,000		64,155,000,000
Purchase and investment commitments		0		0
Unused credit		0		0
Payment guarantee and lan commitments		₩ 0		₩ 0
Methods of determining the maximum exposure to loss		Dividends by results trust: Total amount of trust exposure		Dividends by results trust: Total amount of trust exposure
Trust | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0		₩ 0
Trust | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Trust | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		54,500,000,000		54,500,000,000
Trust | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		300,000,000		305,000,000
Trust | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Trust | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		37,972,000,000		9,350,000,000
Trust | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Trust | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0
Trust | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Fund
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		101,598,227,000,000		33,606,036,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,806,732,000,000		3,901,588,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		41,497,000,000		40,382,000,000
Maximum exposure to loss	[1]	9,312,433,000,000		5,509,130,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	6,806,732,000,000		3,901,588,000,000
Purchase and investment commitments	[1]	1,301,784,000,000		1,607,542,000,000
Unused credit		1,203,917,000,000	[1]	0
Payment guarantee and lan commitments		₩ 0	[1]	₩ 0
Methods of determining the maximum exposure to loss		Investments, loans and capital commitments		Investments, loans and capital commitments
Fund | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 547,258,000,000		₩ 25,253,000,000
Fund | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		118,000,000		0
Fund | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		266,653,000,000		26,897,000,000
Fund | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		5,788,925,000,000		3,621,376,000,000
Fund | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		202,816,000,000		227,203,000,000
Fund | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		962,000,000		859,000,000
Fund | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		38,657,000,000		40,382,000,000
Fund | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		2,792,000,000
Fund | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		48,000,000		0
Others
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		9,613,570,000,000		4,723,822,000,000
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		414,590,000,000		193,658,000,000
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		3,985,000,000		6,895,000,000
Maximum exposure to loss	[1]	430,590,000,000		227,158,000,000
Holding Assets Maximum Exposure To Loss From Interests In Structured Entities	[1]	414,590,000,000		193,658,000,000
Purchase and investment commitments		0	[1]	0
Unused credit	[1]	16,000,000,000		33,500,000,000
Payment guarantee and lan commitments		₩ 0	[1]	₩ 0
Methods of determining the maximum exposure to loss		Loan commitments		Loan commitments
Others | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0		₩ 0
Others | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Others | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		393,664,000,000		173,989,000,000
Others | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		20,619,000,000		19,612,000,000
Others | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0		0
Others | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		307,000,000		57,000,000
Others | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		3,985,000,000		6,895,000,000
Others | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0
Others | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0		₩ 0

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.